SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash paid for interest and income taxes

(In millions)	2013	2012	2011

Interest, net of capitalized amounts	$64.1	$68.0	$65.0
Income taxes, net of refunds	129.4	97.7	70.5

Net inventories

(In millions)	2013	2012

Raw materials	$196.3	$184.5
Work-in-progress	149.0	139.2
Finished goods	148.8	149.6

Inventories, net	$494.1	$473.3

Property, Plant and Equipment

(In millions)	2013	2012

Land	$47.0	$56.5
Buildings and improvements	580.2	660.5
Machinery and equipment	2,001.3	2,090.5
Construction-in-progress	74.3	63.6

Property, plant and equipment	2,702.8	2,871.1
Accumulated depreciation	(1,780.3)	(1,855.6)

Property, plant and equipment, net	$922.5	$1,015.5

Capitalized software costs

(In millions)	2013	2012

Cost	$427.9	$388.4
Accumulated amortization	(264.6)	(236.3)

Software, net	$163.3	$152.1

Net income per common share was computed as follows:

(In millions, except per share amounts)		2013	2012	2011

(A)	Income from continuing operations	$244.3	$157.6	$141.7
(B)	(Loss) income from discontinued operations, net of tax	(28.5)	57.8	48.4

(C)	Net income available to common shareholders	$215.8	$215.4	$190.1

(D)	Weighted-average number of common shares outstanding	98.4	102.6	105.8
	Dilutive shares (additional common shares issuable under employee stock-based awards)	1.7	.9	1.0

(E)	Weighted-average number of common shares outstanding, assuming dilution	100.1	103.5	106.8

Net income (loss) per common share:
Continuing operations (A) ÷ (D)		$2.48	$1.54	$1.34
Discontinued operations (B) ÷ (D)		(.29)	.56	.46

Net income per common share (C) ÷ (D)		$2.19	$2.10	$1.80

Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$2.44	$1.52	$1.33
Discontinued operations (B) ÷ (E)		(.28)	.56	.45

Net income per common share, assuming dilution (C) ÷ (E)		$2.16	$2.08	$1.78

Schedule of changes in "Accumulated other comprehensive loss" (net of tax)

(In millions)	Net Gain (Loss) on Derivative Instruments Designated as Cash Flow and Firm Commitment Hedges	Net Actuarial Gain (Loss), Prior Service Cost and Net Transition Assets, Less Amortization	Foreign Currency Translation Adjustment	Total

Balance as of December 29, 2012	$(2.0)	$(456.5)	$180.5	$(278.0)
Other comprehensive income (loss) before reclassifications, net of tax	.8	29.4	(53.3)	(23.1)
Reclassifications to net income, net of tax	.2	9.0	10.8	20.0

Net current-period other comprehensive income (loss), net of tax	1.0	38.4	(42.5)	(3.1)

Balance as of December 28, 2013	$(1.0)	$(418.1)	$138.0	$(281.1)

Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax

(In millions)	2012

Beginning accumulated derivative loss	$(6.9)
Reclassifications to net income	6.0
Net change in the revaluation of hedging transactions	(1.1)

Ending accumulated derivative loss	$(2.0)

Schedule of amounts reclassified from "Accumulated other comprehensive loss" on net income from continuing operations

(In millions)	Amounts Reclassified from Accumulated Other Comprehensive Loss	Affected Line Item in the Statement Where Net Income is Presented

Gains (losses) on cash flow hedges:
Foreign exchange contracts	$.6	Cost of products sold
Commodity contracts	(1.2)	Cost of products sold
Interest rate contracts	(.1)	Interest expense

	(.7)	Total before tax
	.2	Benefit from income taxes

	(.5)	Net of tax
Amortization of defined benefit pension items	(23.5)	(a)
	7.8	Benefit from income taxes

	(15.7)	Net of tax

Total reclassifications for the period	$(16.2)	Total, net of tax

(a)
See Note 6, "Pension and Other Postretirement Benefits," for more information.

Tax expenses (benefit) allocated to each component of other comprehensive income (loss):

(In millions)	2013	2012	2011

Foreign currency translation adjustment	$–	$.9	$–
Pension and other postretirement benefits:
Net actuarial gain (loss)	26.4	(38.3)	(56.4)
Prior service (cost) credit	(7.5)	–	12.8
Reclassifications to net income:
Amortization of net actuarial loss	9.4	6.9	4.7
Amortization of prior service credit	(1.3)	(1.5)	(.7)
Amortization of transition asset	–	(.1)	(.1)
Net curtailment on pension and post-retirement benefit obligations	(4.8)	–	–
Settlement on pension obligations	.6	.2	–
Derivative financial instruments:
Losses (gains) recognized on cash flow hedges	.2	(.7)	(1.1)
Reclassifications to net income	.1	3.7	2.4

Income tax expense (benefit) related to items of other comprehensive income (loss)	$23.1	$(28.9)	$(38.4)